SCHEDULE OF STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,210,709	4,506,963	6,140,321
Number of outstanding stock options	1,219,571	1,260,904
Weighted average exercise price, beginning balance | $ / shares	$ 7.74	$ 7.98
Number of outstanding stock options expired	(70,000)	(41,333)
Weighted average exercise price expired | $ / shares	$ 7.50	$ 15.00
Number of outstanding stock options cancelled	(118,000)
Weighted average exercise price cancelled | $ / shares	$ 7.54
Number of outstanding stock options granted	560,572
Weighted average exercise price granted | $ / shares	$ 6.90
Number of outstanding stock options	1,592,143	1,219,571
Weighted average exercise price, ending balance | $ / shares	$ 7.47	$ 7.74
Range One [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,950,305
Exercise price | $ / shares	$ 13.50
Expiry date	May 12, 2027
Range Two [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	799,000
Exercise price | $ / shares	$ 11.25
Expiry date	Sep. 26, 2028
Range Three [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	461,404
Exercise price | $ / shares	$ 7.125
Expiry date	Oct. 06, 2028